Note 18 - Financial Instruments Carried at Fair Value (Details) - Financial Instruments at Fair Value - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 722	$ 402
Cash and cash equivalents	722	402
Restricted cash	31	31
Restricted cash	31	31
Trade receivables, net	4,303	3,342
Trade receivables, net	4,303	3,342
Other receivables	1,947	2,083
Other receivables	1,947	2,083
Liabilities
Accounts payable, trade	15,149	14,210
Accounts payable, trade	15,149	14,210
Current and Non Current portion of debt	67,947	72,045
Current and Non Current portion of debt	23,110	36,888
Current and Non Current portion of Convertible Notes	90,849	97,121
Current and Non Current portion of Convertible Notes	90,849	97,121
Current and Non Current Capital lease obligations	37,219	38,010
Current and Non Current Capital lease obligations	30,645	38,010
Financial instruments carried at fair value	10,067	39,300
Financial instruments carried at fair value	$ 10,067	$ 39,300